LEASE LIABILITIES (Details Narrative) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
short-term lease expenses	$ 169,000
Interest expenses	$ 18,000	$ 68,000	$ 115,000